Shareholder Report, Holdings (Details)	Oct. 31, 2025
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 08/15/2035 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 10/31/2030 4.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 02/15/2035 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 05/15/2034 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 11/15/2034 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 05/15/2035 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 08/15/2034 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 02/15/2034 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 11/15/2033 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 02/28/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia U.S. Treasury Index Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 08/15/2035 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 10/31/2030 4.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 02/15/2035 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 05/15/2034 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 11/15/2034 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 05/15/2035 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 08/15/2034 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 02/15/2034 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 11/15/2033 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 02/28/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia U.S. Treasury Index Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 08/15/2035 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 10/31/2030 4.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 02/15/2035 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 05/15/2034 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 11/15/2034 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 05/15/2035 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 08/15/2034 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 02/15/2034 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 11/15/2033 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 02/28/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 08/15/2035 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 10/31/2030 4.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 02/15/2035 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 05/15/2034 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 11/15/2034 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 05/15/2035 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 08/15/2034 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 02/15/2034 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 11/15/2033 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 02/28/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%